Recently Issued Accounting Pronouncements (Tables)	3 Months Ended
Mar. 31, 2018
Recently Issued Accounting Pronouncements [Abstract]
Schedule of impact to financial statements
	Three months ended
	March 31,
	2017
	As previously reported	As adjusted
Operating income/(loss)	$123	$123

Other income (expenses):
Interest expense	(484)	(410)
Change in fair value of warrant liability	(20)	(8)
Gain on settlement of debt	866	866
Other income/(expense)	-	-
Total other income/(expense)	362	448
Income/(loss) before income taxes	485	571
Benefit/(provision) from income taxes	(79)	(79)
Net income	406	492
Dividends on preferred stock	(113)	(113)
Net income attributable to common shareholders	$293	$379
Net income per common share - basic	$0.00	$0.01
Net income per common share - diluted	$0.00	$0.00
Weighted average shares outstanding - basic	67,112	67,112
Weighted average shares outstanding - diluted	96,711	96,711